David J. Jackson Company Secretary BP p.l.c. 1 St. James’s Square London SW1Y 4PD Direct line: 020 7496 2107 Direct Fax: 020 7496 4678
Mr. H. Robert Schwall, Assistant Director, Division of Corporation Finance, Securities and Exchange Commission, Washington, DC 20549, USA.	6 August, 2010

Dear Mr. Schwall,

RE:  BP P.L.C., FORM 20-F FOR FISCAL YEAR ENDED 31ST DECEMBER, 2009 (THE "FORM 20-F"), FILED 5TH MARCH, 2010, FILE NO. 001-06262

Thank you for your letter of 19th July regarding our most recent Form 20-F.  The Board has asked Mr. Byron Grote, BP's Group Chief Financial Officer to prepare a response for you.

Thank you for agreeing to extend our time for responding.

Yours sincerely,

/s/ David J. Jackson

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